LONG-TERM DEBT, NET - Summary of Long-Term Debt (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-Term Debt [Line Items]
Current portion of unamortized deferred financing costs	$ 720	$ 906
2012 Studio City Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	9,747	12,556
2013 Senior Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	0	52,687
2016 7.250% SC Secured Notes [Member] | 2016 Studio City Secured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	13,702	16,596
2016 5.875% SC Secured Notes [Member] | 2016 Studio City Secured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	4,580	6,753
Philippine Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	808	3,041
2017 Senior Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs and original issue premium	25,821	0
Total Credit Facility [Member] | 2015 Credit Facilities [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	$ 6,919	$ 9,611